Management of financial risks and financial instruments - Summary of sensitivity analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	R$ (8,618)	R$ (7,835)
Sensitivity analysis increase decrease in twenty five percent	(279,158)	(305,970)
Sensitivity analysis increase decrease in fifty percent	(153,306)	(614,564)
Pre-fixed | Pre-fixed interest rate in Reais
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(285)	(191)
Sensitivity analysis increase decrease in twenty five percent	(110,555)	(9,056)
Sensitivity analysis increase decrease in fifty percent	(204,607)	(33,402)
Exchange coupons | Foreign currencies coupon rate
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(35)	(379)
Sensitivity analysis increase decrease in twenty five percent	(5,578)	(5,508)
Sensitivity analysis increase decrease in fifty percent	(11,325)	(11,184)
Foreign currencies | Exchange rates
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(364)	(1,997)
Sensitivity analysis increase decrease in twenty five percent	177,203	(169,318)
Sensitivity analysis increase decrease in fifty percent	384,340	(373,807)
Price indexes | Inflation coupon rates
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(248)	(311)
Sensitivity analysis increase decrease in twenty five percent	(53,407)	(14,384)
Sensitivity analysis increase decrease in fifty percent	(103,602)	(28,434)
Share | Shares prices
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(1,483)	(4,957)
Sensitivity analysis increase decrease in twenty five percent	(131,753)	(107,704)
Sensitivity analysis increase decrease in fifty percent	92,024	R$ (167,737)
Seed Money | Seed Money
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(6,203)
Sensitivity analysis increase decrease in twenty five percent	(155,068)
Sensitivity analysis increase decrease in fifty percent	R$ (310,136)